Schedule of Movement of Allowance for Loss Accounts (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Balance at beginning of the year	$ 62,776	$ 107,327
Addition (Reversal) during the year	283,415	(44,551)
Balance at end of the year	$ 346,191	$ 62,776